Long-term Investments and Derivative Financial Instruments - Schedule of Positions Related to Cash Flow Hedge (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at book value	R$ (440,994)	R$ (426,937)
Cash flow hedge [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at book value	236,901	(14,755)
Nominal amount	1,372,405	87,395
Cash flow hedge [member] | Loans and financing [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at book value	(9,422)	(14,755)
Nominal amount	57,805	R$ 87,395
Cash flow hedge [member] | Foreign currency options [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at book value	246,323
Nominal amount	R$ 1,314,600